Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 211,150	$ 456,356	$ 540,932
Other comprehensive loss
Foreign currency translation adjustments	35,931	(25,038)	(12,071)
Change in unrealized gain (loss) from marketable securities	1,917	(69)	11
Total other comprehensive income (loss) attributable to Taro	37,848	(25,107)	(12,060)
Total comprehensive income attributable to Taro	$ 248,998	$ 431,249	$ 528,872